TRADE RECEIVABLES (Schedule of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
BARDA (see also Note 17b)	$ 3,267
Others receivables	840	560
Receivable from BARDA	$ 4,107	$ 560